Pensions	9 Months Ended
Sep. 30, 2024
Pensions
Pensions
17.	Pensions:
The Company has adopted a defined contribution pension plan for its employees whereby the Company matches contributions made by participating employees up to a maximum of 3.5% of such employees’ annual salaries. During the three and nine months ended September 30, 2024, contributions which were recorded as expenses within direct center and patient care costs, other regional and center support costs and corporate, general and administrative expenses, amounted to $244,287 and $690,248, respectively- (three and nine months ended September 30, 2023 – $177,391 and $553,300, respectively).